24. Shareholders' equity (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 02, 2020	Dec. 30, 2009
Number of shares authorised	4,450,000,000
Number of share issued	2,421,032,479	2,421,032,479
Goodwill	R$ 157,556				R$ 516,725
Number of shares sold	668,367	1,194,576
Capital reserves	R$ 410,650	R$ 412,091			223,004
Book value					R$ 739,729
Mandatory dividend percentage	25.00%
Exercise options (in R$ per share)	R$ 10.86	R$ 10.34
Purchase of shares	115,949	377,052
Value of shares purchased	R$ 3,204	R$ 4,389
Number of treasury share purchased	5,319	7,964
Share price (in R$ per share)	R$ 15.22	R$ 11.64
Accumulated amount of benefits	R$ 1,612,019	R$ 1,417,858
Provision of interest	995,438	313,600
Interest paid	R$ 96,649	R$ 193,333	R$ 380,005
Subsequent Event [Member]
Capital reserves				R$ 1,644,013
Stock Option Plan [Member]
Number of treasury share purchased	210,527	784,317
Holdco Participacoes LTDA [Member]
Number of share issued					127,288,023
Proportion of ownership interests					100.00%